RECLAMATION PROVISION (Tables)	3 Months Ended
Mar. 31, 2026
RECLAMATION PROVISION
Sechedule of reclamation provision
	March 31, 2026	December 31, 2025
Balance at beginning of the period	$2,921	$2,062
Changes in estimates	-	349
Unwinding of discount	65	204
Effect of movements in exchange rates	(24)	306
Balance at end of the period	$2,962	$2,921